Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 2,616	$ 8,470
Deposits	8	60
Inventories (note 5)	375	1,147
Trade receivables, net (note 6)	1,373	857
Other accounts receivable (note 8)	2,570	434
Total current assets	6,942	10,968
Intangible asset - patent, net (note 9)	2,207	2,091
Goodwill (note 7)	1,188
Property, plant and equipment, net (note 10)	2,357	1,072
Total non-current assets	5,752	3,163
Total Assets	12,694	14,131
Current liabilities
Short term loan and current portion of long-term loans (note 11)	1,403	158
Lease liability (note 12)	281	126
Trade payables	2,224	989
Deferred revenues (note 13)	1,373
Other accounts payable (note 14)	956	1,099
Total current liabilities	6,237	2,372
Lease liability (note 12)	605	151
Long term loans (note 15)	341	483
Provision (note 7)	1,447
Warrant Liability (note 17)	1,142	51
Severance payment, net (note 16)	33	167
Total non-current liabilities	3,568	852
Total liabilities	9,805	3,224
Shareholders’ equity (note 19)
Share capital and additional paid in capital	43,452	28,297
Warrant Reserve	30,863	34,763
Accumulated other comprehensive income	(1,634)	(708)
Accumulated deficit	(67,395)	(50,838)
Total equity attributable to Company shareholders	5,286	11,514
Non-controlling interest (note 21)	(2,397)	(607)
Total shareholders’ equity	2,889	10,907
Total liabilities and shareholders’ equity	$ 12,694	$ 14,131